Consolidated Statements of Profit and Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Profit and Loss and Other Comprehensive Income
Net revenues	$ 68,792,002	$ 61,655,245	$ 61,052,092
Cost of sales	(57,707,566)	(51,557,351)	(51,422,376)
Gross profit	11,084,436	10,097,894	9,629,716
General, selling and administrative expenses	(6,420,397)	(6,116,620)	(6,024,406)
Other (expenses) income, net	(362,527)	(4,734)	102,660
Operating income	4,301,512	3,976,540	3,707,970
Finance income	1,173,520	991,632	1,140,749
Finance costs	(291,329)	(610,368)	(332,168)
Net finance income	882,191	381,264	808,581
Profit before income taxes	5,183,703	4,357,804	4,516,551
Income taxes	1,211,611	1,124,978	1,154,978
Profit for the year	3,972,092	3,232,826	3,361,573
Items that may be reclassified subsequently to profit or loss:
Currency translation effect	317,609	(199,746)	5,650
Net effects of derivatives classified as hedging instruments	(247,581)	(19,464)	(307)
Items that will not be reclassified subsequently to profit or loss:
Actuarial remeasurements	(103,982)	(107,897)	(30,629)
Income taxes related to actuarial remeasurements	31,195	32,370	9,189
Other comprehensive income	(2,759)	(294,737)	(16,097)
Comprehensive income for the year	3,969,333	2,938,089	3,345,476
Profit attributable to:
Controlling interest	3,935,672	3,219,931	3,349,967
Non-controlling interest	36,420	12,895	11,606
Profit for the year	3,972,092	3,232,826	3,361,573
Comprehensive income attributable to:
Controlling interest	3,932,913	2,925,194	3,333,870
Non-controlling interest	36,420	12,895	11,606
Comprehensive income for the year	$ 3,969,333	$ 2,938,089	$ 3,345,476
Weighted average outstanding shares	599,818,022	599,971,832	599,980,734
Basic and diluted earnings per share	$ 6.56	$ 5.37	$ 5.58